Post-employment Benefits - Reconciliation (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Post-employment benefit plans
Vested benefit obligations	$ 896,017	$ 932,741
Unvested benefit obligations	2,288,348	2,343,659
Defined benefit obligation	3,184,365	3,276,400
Fair value of plan assets	1,270,685	1,195,749
Underfunded status of the plan assets	1,913,680	2,080,651
Post-employment benefit liability (asset)	1,913,680	2,080,651	$ 1,468,112
Pensions
Post-employment benefit plans
Vested benefit obligations	560,723	556,619
Unvested benefit obligations	1,881,974	2,077,506
Defined benefit obligation	2,442,697	2,634,125
Fair value of plan assets	978,892	909,324
Underfunded status of the plan assets	1,463,805	1,724,801
Post-employment benefit liability (asset)	1,463,805	1,724,801
Seniority Premiums
Post-employment benefit plans
Vested benefit obligations	335,294	376,122
Unvested benefit obligations	406,374	266,153
Defined benefit obligation	741,668	642,275
Fair value of plan assets	291,793	286,425
Underfunded status of the plan assets	449,875	355,850
Post-employment benefit liability (asset)	$ 449,875	$ 355,850